Schedule of Investments (unaudited) December 31, 2019	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.0%
Boeing Co. (The)	76,303	$24,856,465
General Dynamics Corp.	2,445	431,176
Lockheed Martin Corp.	35,643	13,878,671
Northrop Grumman Corp.	22,837	7,855,243
Raytheon Co.	24,993	5,491,962

		52,513,517

Air Freight & Logistics — 0.7%
United Parcel Service Inc., Class B	100,658	11,783,025

Airlines — 0.2%
Delta Air Lines Inc.	16,740	978,955
Southwest Airlines Co.	40,430	2,182,412

		3,161,367

Automobiles — 0.5%
Tesla Inc.(a)(b)	20,493	8,572,837

Beverages — 2.7%
Coca-Cola Co. (The)	376,906	20,861,747
Monster Beverage Corp.(a)	55,214	3,508,850
PepsiCo Inc.	169,624	23,182,512

		47,553,109

Biotechnology — 3.1%
AbbVie Inc.	213,180	18,874,957
Alexion Pharmaceuticals Inc.(a)	23,335	2,523,680
Amgen Inc.	79,522	19,170,369
Biogen Inc.(a)	8,900	2,640,897
Gilead Sciences Inc.	26,717	1,736,071
Regeneron Pharmaceuticals Inc.(a)	2,409	904,531
Vertex Pharmaceuticals Inc.(a)	36,981	8,096,990

		53,947,495

Capital Markets — 1.4%
Charles Schwab Corp. (The)	99,180	4,717,001
Intercontinental Exchange Inc.	31,276	2,894,594
Moody’s Corp.	23,670	5,619,495
S&P Global Inc.	35,452	9,680,168
TD Ameritrade Holding Corp.	33,276	1,653,817

		24,565,075

Chemicals — 0.9%
Air Products & Chemicals Inc.	4,463	1,048,761
Ecolab Inc.	36,409	7,026,573
PPG Industries Inc.	10,953	1,462,116
Sherwin-Williams Co. (The)	11,971	6,985,557

		16,523,007

Commercial Services & Supplies — 0.3%
Waste Management Inc.	47,869	5,455,151

Communications Equipment — 1.7%
Cisco Systems Inc.	617,634	29,621,727

Consumer Finance — 0.4%
American Express Co.	53,915	6,711,878

Electrical Equipment — 0.0%
Emerson Electric Co.	7,597	579,347

Entertainment — 1.4%
Activision Blizzard Inc.	5,831	346,478
Electronic Arts Inc.(a)	37,767	4,060,330

Security	Shares	Value

Entertainment (continued)
Netflix Inc.(a)	60,720	$19,647,171

		24,053,979

Equity Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.	63,314	14,550,823
Crown Castle International Corp.	59,778	8,497,443
Equinix Inc.	12,249	7,149,741
Public Storage	16,179	3,445,480
Simon Property Group Inc.	39,135	5,829,550

		39,473,037

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	63,343	18,617,774
Sysco Corp.	68,690	5,875,743

		24,493,517

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	107,494	9,336,929
Baxter International Inc.	32,830	2,745,245
Becton Dickinson and Co.	3,255	885,262
Boston Scientific Corp.(a)	200,114	9,049,155
Danaher Corp.	4,701	721,509
Edwards Lifesciences Corp.(a)	29,954	6,987,969
Intuitive Surgical Inc.(a)	16,512	9,761,069
Stryker Corp.	49,436	10,378,594

		49,865,732

Health Care Providers & Services — 3.0%
Anthem Inc.	10,629	3,210,277
Cigna Corp.(a)	16,122	3,296,788
HCA Healthcare Inc.	23,269	3,439,391
Humana Inc.	8,180	2,998,133
UnitedHealth Group Inc.	136,254	40,055,951

		53,000,540

Hotels, Restaurants & Leisure — 1.7%
Las Vegas Sands Corp.	23,306	1,609,046
Marriott International Inc./MD, Class A	39,529	5,985,876
McDonald’s Corp.	17,489	3,456,001
Starbucks Corp.	170,205	14,964,424
Yum! Brands Inc.	38,545	3,882,638

		29,897,985

Household Products — 0.1%
Procter & Gamble Co. (The)	20,787	2,596,296

Industrial Conglomerates — 1.2%
3M Co.	61,693	10,883,879
Honeywell International Inc.	50,587	8,953,899
Roper Technologies Inc.	2,265	802,331

		20,640,109

Insurance — 1.0%
Aon PLC	33,720	7,023,539
Marsh & McLennan Companies Inc.	64,140	7,145,837
Progressive Corp. (The)	27,248	1,972,483
Travelers Companies Inc. (The)	6,063	830,328

		16,972,187

Interactive Media & Services — 10.7%
Alphabet Inc., Class A(a)	43,165	57,814,769
Alphabet Inc., Class C, NVS(a)	43,224	57,791,353
Facebook Inc., Class A(a)	344,537	70,716,219

		186,322,341

Internet & Direct Marketing Retail — 7.2%
Amazon.com Inc.(a)	59,628	110,183,004

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Booking Holdings Inc.(a)	6,022	$12,367,562
eBay Inc.	110,941	4,006,079

		126,556,645

IT Services — 8.7%
Accenture PLC, Class A	91,883	19,347,803
Automatic Data Processing Inc.	62,713	10,692,567
Cognizant Technology Solutions Corp., Class A	6,137	380,617
Fidelity National Information Services Inc.	53,877	7,493,752
International Business Machines Corp.	77,358	10,369,066
Mastercard Inc., Class A	127,816	38,164,580
PayPal Holdings Inc.(a)	169,371	18,320,861
Visa Inc., Class A	247,007	46,412,615

		151,181,861

Life Sciences Tools & Services — 1.1%
Illumina Inc.(a)	21,193	7,030,566
Thermo Fisher Scientific Inc.	39,142	12,716,061

		19,746,627

Machinery — 0.6%
Caterpillar Inc.	6,089	899,223
Deere & Co.	5,007	867,513
Illinois Tool Works Inc.	46,128	8,285,973

		10,052,709

Media — 1.1%
Charter Communications Inc., Class A(a)	13,005	6,308,465
Comcast Corp., Class A	305,172	13,723,585

		20,032,050

Metals & Mining — 0.0%
Southern Copper Corp.	8,498	360,995

Multiline Retail — 0.0%
Target Corp.	3,772	483,608

Personal Products — 0.4%
Estee Lauder Companies Inc. (The), Class A	31,404	6,486,182

Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	197,878	12,701,789
Eli Lilly & Co.	122,617	16,115,552
Johnson & Johnson	57,866	8,440,913
Merck & Co. Inc.	348,116	31,661,150
Zoetis Inc.	69,036	9,136,915

		78,056,319

Road & Rail — 1.3%
CSX Corp.	38,690	2,799,609
Norfolk Southern Corp.	5,095	989,092
Uber Technologies Inc.(a)(b)	14,748	438,606
Union Pacific Corp.	100,108	18,098,525

		22,325,832

Semiconductors & Semiconductor Equipment — 4.3%
Analog Devices Inc.	7,101	843,883
Applied Materials Inc.	71,023	4,335,244
Broadcom Inc.	55,682	17,596,626
NVIDIA Corp.	84,111	19,791,318
QUALCOMM Inc.	164,647	14,526,805
Texas Instruments Inc.	135,153	17,338,778

		74,432,654

Security	Shares	Value

Software — 14.7%
Adobe Inc.(a)	70,200	$23,152,662
Autodesk Inc.(a)	24,501	4,494,953
Intuit Inc.	35,872	9,395,953
Microsoft Corp.	1,090,444	171,963,019
Oracle Corp.	296,030	15,683,669
salesforce.com Inc.(a)	119,683	19,465,243
ServiceNow Inc.(a)	26,886	7,590,456
VMware Inc., Class A(a)	10,969	1,664,985
Workday Inc., Class A(a)	23,402	3,848,459

		257,259,399

Specialty Retail — 2.8%
Home Depot Inc. (The)	90,569	19,778,458
Lowe’s Companies Inc.	111,353	13,335,635
Ross Stores Inc.	51,004	5,937,886
TJX Companies Inc. (The)	174,990	10,684,890

		49,736,869

Technology Hardware, Storage & Peripherals — 10.8%
Apple Inc.	640,891	188,197,642
Dell Technologies Inc., Class C(a)	15,672	805,384
HP Inc.	10,980	225,639

		189,228,665

Textiles, Apparel & Luxury Goods — 1.3%
NIKE Inc., Class B	177,815	18,014,438
VF Corp.	44,309	4,415,835

		22,430,273

Tobacco — 0.4%
Altria Group Inc.	131,617	6,569,004

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	23,337	1,830,087

Total Common Stocks — 99.9% (Cost: $1,278,820,455)		1,745,073,037

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.84%(c)(d)(e)	8,506,399	8,509,801
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.52%(c)(d)	2,255,039	2,255,039

		10,764,840

Total Short-Term Investments — 0.6% (Cost: $10,764,593)		10,764,840

Total Investments in Securities — 100.5% (Cost: $1,289,585,048)		1,755,837,877

Other Assets, Less Liabilities — (0.5)%		(7,900,548)

Net Assets — 100.0%		$1,747,937,329

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell Top 200 Growth ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,098,460	3,407,939	8,506,399	$8,509,801	$47,185	(a)	$1,572	$(200)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,943,519	(1,688,480)	2,255,039	2,255,039	45,541		—	—

				$10,764,840	$92,726		$1,572	$(200)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	16	03/20/20	$2,585	$56,605

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,745,073,037	$—	$—	$1,745,073,037
Money Market Funds	10,764,840	—	—	10,764,840

	$1,755,837,877	$—	$—	$1,755,837,877

Derivative financial instruments(a)
Assets
Futures Contracts	$56,605	$—	$—	$56,605

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

3